Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Business Acquisition [Line Items]
Acquired intangible assets weighted average life	18 years
Aggregate reserves	$ 5.9
Reserve Rights [Member]
Business Acquisition [Line Items]
Acquired intangible assets weighted average life		20 years
Leases [Member]
Business Acquisition [Line Items]
Acquired intangible assets weighted average life			11 years